World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	567,421,617.03	28,614
Yield Supplement Overcollateralization Amount 03/31/20	25,907,232.30	0
Receivables Balance 03/31/20	593,328,849.33	28,614
Principal Payments	19,952,524.92	492
Defaulted Receivables	841,114.05	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	24,668,864.71	0
Pool Balance at 04/30/20	547,866,345.65	28,081

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.10%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,205,215.68	119
Past Due 61-90 days	977,809.13	46
Past Due 91-120 days	514,931.59	20
Past Due 121+ days	0.00	0
Total	3,697,956.40	185

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	156,154.37
Aggregate Net Losses/(Gains) - April 2020	684,959.68
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.39%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	0.72%
Third Prior Net Losses Ratio	0.77%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Overcollateralization Target Amount	6,300,462.97
Actual Overcollateralization	6,300,462.97
Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	51.92

Flow of Funds	$ Amount

Collections	23,704,936.57
Investment Earnings on Cash Accounts	479.35
Servicing Fee(1)	-
Transfer to Collection Account	-
Available Funds	23,705,415.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,139,156.07
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	579,922.78
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,300,462.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	3,145,092.85

Total Distributions of Available Funds	23,705,415.92

Servicing Fee	-
Unpaid Servicing Fee	1,008,292.57
Change in amount of the unpaid servicing fee from the prior period	494,440.71

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 04/15/20	560,896,268.43
Principal Paid	19,330,385.75
Note Balance @ 05/15/20	541,565,882.68

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2
Note Balance @ 04/15/20	172,786,268.43
Principal Paid	19,330,385.75
Note Balance @ 05/15/20	153,455,882.68
Note Factor @ 05/15/20	57.0595236%

Class A-3
Note Balance @ 04/15/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	268,940,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-4
Note Balance @ 04/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	81,820,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	24,900,000.00
Note Factor @ 05/15/20	100.0000000%

Class C
Note Balance @ 04/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	12,450,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,229,937.32
Total Principal Paid	19,330,385.75
Total Paid	20,560,323.07

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	378,689.90
Principal Paid	19,330,385.75
Total Paid to A-2 Holders	19,709,075.65

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4853419
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3444668
Total Distribution Amount	24.8298087

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.4080832
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	71.8762019
Total A-2 Distribution Amount	73.2842851

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	30.00
Noteholders' Third Priority Principal Distributable Amount	644.06
Noteholders' Principal Distributable Amount	325.94

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/20	2,075,325.29
Investment Earnings	255.23
Investment Earnings Paid	(255.23)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.